LEASES AND SHIP CHARTERS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Current lease liabilities	$ 27,375	$ 28,120
Ships [member]
Statement1 [Line Items]
Current lease liabilities	$ 3,249,000	3,927,000
Ship Owned [Member]
Statement1 [Line Items]
Operating lease remaining lease term	4 years
Operating lease option to extend	2 years
Office And Residential Property [Member]
Statement1 [Line Items]
Current lease liabilities	$ 0	$ 16,000